May 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Series Fund, Inc.
SEC File Nos. 33-41694; 811-06352

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 170 (“Amendment”) to the Registration Statement of ING Series Fund, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on July 31, 2013. The Registrant is filing the Amendment for the purpose of updating the Registrant’s ING Money Market Fund’s Class A, Class B, Class C, Class I, Class L, Class O, and Class W Prospectus and Statement of Additional Information, each dated July 31, 2013, in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Philip A. Newman, Esq.
Goodwin Procter LLP